Accrued Liabilities - Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accrued Payroll [Abstract]
ACCRUED LIABILITIES - RELATED PARTIES

NOTE 10: ACCRUED LIABILITIES - RELATED PARTIES

Accrued liabilities and expenses as of June 30, 2026 and December 31, 2025 consist of the following:

	June 30, 2026	December 31, 2025
Board of Director fees	$43,750	$50,000
Tax reimbursement	5,514,423	-
Total	$5,558,173	$50,000

During the three months ended June 30, 2026 and 2025, the Company accrued fees due to the Board of Directors in the amount of $25,000, respectively. During the six months ended June 30, 2026 and 2025, the Company accrued fees due to the Board of Directors in the amount of $50,000, respectively.

On March 31, 2026, the Company issued 28,125 shares of common stock at a price of $2.00 per share to Directors for the conversion of accrued director’s fees in the amount of $56,250. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion.

On April 1, 2026, the Company recorded a liability in the amount of $6,314,423 payable to Millard L. Wallen, its President, for taxes payable by Mr. Wallen relating to the period prior to the TRINITY Acquisition; $800,000 of this amount was paid during the three months ended June 30, 2026. See note 2.

Below is a summary of the accrued liabilities - related party activity during the three months ended June 30, 2026:

Balance, April 1, 2026	$18,750
Trinity related party liabilities acquired – tax reimbursement	6,314,423
KiNRG accrued board of directors fees	25,000
Trinity payments for related party tax reimbursement	(800,000)
Balance, June 30, 2026	$5,558,173

NOTE 5: ACCRUED LIABILITIES - RELATED PARTIES

Accrued liabilities and expenses as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Board of Director fees	$50,000	$100,000
Total	$50,000	$100,000

During the year ended December 31, 2025, the Company accrued fees due to the Board of Directors in the amount of $100,000 and converted accrued fees due to the Board of Directors in the amount of $150,000 into 150,000 shares of the Company’s common stock. There was no gain or loss recorded on this transaction as the conversion occurred at the fair value price of $1.00 per share.

During the year ended December 31, 2024, the Company accrued fees due to the Board of Directors in the amount of $100,000.